Trade Payables	12 Months Ended
Dec. 31, 2020
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 11:-	TRADE PAYABLES
	December 31,
	2020	2019
Accrued expenses	$279	$525
Open debts	277	339

	$556	$864